Intangible Assets, Accumulated Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Balance at beginning of period	$ 625
Balance at end of period	899	$ 625
Licences [member]
Intangible Assets
Balance at beginning of period	625
Balance at end of period	899	625
Accumulated amortization | Licences [member]
Intangible Assets
Balance at beginning of period	0	(1,987)
Amortization	(1)	(117)
Deconsolidation of subsidiary		(2,104)
Balance at end of period	$ (1)	$ 0